Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Tax Expense (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current
Federal					$ 707,533	$ 0
State					800	0
PRC					924,654	1,077,488
Total current			133,029		1,632,986	1,077,488
Deferred
Federal					(151,937)	0
State					(26,072)	0
PRC					5,534	(42,407)
Total deferred					(172,475)	(42,407)
Total	$ 510,542	$ 277,824	$ 1,047,646	$ 655,859	$ 1,460,511	$ 1,035,081